SUMMARY OF MATERIAL ACCOUNTING POLICIES - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Adjustments to leases	$ 3,556	$ 6,201